COST OF SALES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
COST OF SALES
Consultants and contractors	$ 95,466	$ 100,873
Salaries and benefits	60,191	46,946
Supplies and consumables	34,636	29,146
Energy	12,902	13,408
Travel and camp accommodation	8,327	7,052
Freight	5,511	4,416
Camp administrative costs	5,404	3,931
Insurance	1,620	1,451
Rentals	1,432	3,402
Total	$ 225,489	$ 210,625